Note 6 - Employee Benefit Plans - Investment Policy Allocation (Details)	Dec. 31, 2025
Large Cap US Equity [Member]
Defined Contribution Plan Disclosure [Line Items]
Investment policy allocation	17.00%
Large Cap US Equity [Member] | Maximum [Member]
Defined Contribution Plan Disclosure [Line Items]
Investment policy allocation	20.00%
Small Cap US Equity [Member]
Defined Contribution Plan Disclosure [Line Items]
Investment policy allocation	8.00%
Small Cap US Equity [Member] | Maximum [Member]
Defined Contribution Plan Disclosure [Line Items]
Investment policy allocation	10.00%
Non-U.S. equity [Member]
Defined Contribution Plan Disclosure [Line Items]
Investment policy allocation	25.00%
Non-U.S. equity [Member] | Maximum [Member]
Defined Contribution Plan Disclosure [Line Items]
Investment policy allocation	30.00%
U.S. Fixed Income [Member]
Defined Contribution Plan Disclosure [Line Items]
Investment policy allocation	18.00%
U.S. Fixed Income [Member] | Maximum [Member]
Defined Contribution Plan Disclosure [Line Items]
Investment policy allocation	23.00%
Emerging Market Debt [Member]
Defined Contribution Plan Disclosure [Line Items]
Investment policy allocation	5.00%
Emerging Market Debt [Member] | Maximum [Member]
Defined Contribution Plan Disclosure [Line Items]
Investment policy allocation	8.00%
Real Estate [Member]
Defined Contribution Plan Disclosure [Line Items]
Investment policy allocation	15.00%
Real Estate [Member] | Maximum [Member]
Defined Contribution Plan Disclosure [Line Items]
Investment policy allocation	18.00%
Absolute Return [Member]
Defined Contribution Plan Disclosure [Line Items]
Investment policy allocation	5.00%
Absolute Return [Member] | Maximum [Member]
Defined Contribution Plan Disclosure [Line Items]
Investment policy allocation	7.00%
Company Stock/Real Return [Member]
Defined Contribution Plan Disclosure [Line Items]
Investment policy allocation	7.00%
Company Stock/Real Return [Member] | Maximum [Member]
Defined Contribution Plan Disclosure [Line Items]
Investment policy allocation	13.00%